INTANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE FIXED ASSETS
Summary of intangible fixed assets

		Digital
	Goodwill	assets	Website	Total
	£’000	£’000	£’000	£’000
Cost
At 1 January 2020	—	—	671	671

Addition / Disposals	—	—	—	—

At 31 December 2020	—	—	671	671

Additions	80	18,216	—	18,296
Disposals	—	(12,792)	—	(12,792)
At 31 December 2021	80	5,424	671	6,175

Amortization and impairment
At 1 January 2020	—	—	189	189
Amortization charged in the period	—	—	114	114

At 31 December 2020	—	—	303	303
Foreign exchange movement	—	—	9	9
Impairment	—	535	—	535
Fair value gain	—	(414)	—	(414)
Amortization charged during the period	—	—	138	138
At 31 December 2021	—	121	450	571

Balance At 31 December 2021	80	5,303	221	5,604

Schedule of fair value of crypto assets

As at 31 December 2021		Fair value
Crypto asset name	Coins/tokens	£000
Polkadot – DOT	71,303	1,527
Ethereum - ETH	558	1,415
Cosmos Hub – ATOM	31,789	601
Solana - SOL	6,249	579
USDC (stable coin – fixed to USD)	274,110	203
Alternative coins	—	978
At 31 December 2021	—	5,303